UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2026 JPY (¥) ¥ / shares shares		Jun. 30, 2025 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
Total operating revenues	$ 36,767,647		¥ 5,978,787,041		¥ 5,488,810,821
Cost of revenue	(25,906,627)		(4,212,676,644)		(4,047,686,339)
GROSS PROFIT	10,861,020		1,766,110,397		1,441,124,482
Selling, general, and administrative expenses	(10,293,345)		(1,673,800,712)		(1,373,195,238)
INCOME FROM OPERATIONS	567,675		92,309,685		67,929,244
OTHER INCOME (EXPENSE)
Interest income	15,878		2,581,856		1,211,580
Interest expense	(33,456)		(5,440,318)		(9,378,973)
Dividend income	541		87,900		87,500
Grant income	106,453		17,310,392		9,399,558
Unrealized loss on short-term investment					(224,000)
Unrealized (loss) gain on short-term investment					224,000
Unrealized gain on long-term investment	28,692		4,665,574
Loss (Gain) on disposal of long-lived assets	1,796		292,080		(168,973)
Other income (expense), net	5,623		914,381		(20,302,598)
Total other income (expense), net	125,527		20,411,865		(19,375,906)
INCOME BEFORE INCOME TAX PROVISION	693,202		112,721,550		48,553,338
PROVISION FOR INCOME TAXES
Current	(98,391)		(15,999,345)		(2,788,235)
Deferred	(120,813)		(19,645,365)		7,941,095
Total provision for income taxes	(219,204)		(35,644,710)		5,152,860
NET INCOME	$ 473,998		¥ 77,076,840		¥ 53,706,198
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	26,160,619	[1]	26,160,619	[1]	24,910,619
Diluted	26,163,619	[1]	26,163,619	[1]	24,913,619
EARNINGS PER SHARE
Basic | (per share)	$ 0.02	[1]	¥ 2.95		¥ 2.16
Diluted | (per share)	$ 0.02	[1]	¥ 2.95		¥ 2.16

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.